Annual Fund Operating Expenses - Institutional Select - Vanguard Extended Market Index Fund - Institutional Select Shares	Apr. 29, 2021
Operating Expenses:
Management Fees	0.02%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.02%